SUPPLEMENT

DATED OCTOBER 21, 2013 TO THE FOLLOWING PROSPECTUSES AND SUMMARY PROSPECTUSES:

THE HARTFORD GLOBAL ALL-ASSET FUND

THE HARTFORD STRATEGIC INCOME FUND

THE HARTFORD UNCONSTRAINED BOND FUND

EACH PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED AUGUST 30, 2013, AND EACH SUMMARY PROSPECTUS DATED MARCH 1, 2013, AS LAST AMENDED

APRIL 24, 2013

AND

THE HARTFORD GLOBAL ALPHA FUND

PROSPECTUS DATED DECEMBER 14, 2012, AS LAST SUPPLEMENTED AUGUST 30, 2013, AND SUMMARY PROSPECTUS DATED DECEMBER 14, 2012, AS LAST SUPPLEMENTED DECEMBER 31, 2012

AND

THE HARTFORD GLOBAL REAL ASSET FUND

PROSPECTUS DATED MARCH 1, 2013, AS LAST SUPPLEMENTED AUGUST 30, 2013, AND SUMMARY PROSPECTUS DATED MARCH 1, 2013, AS LAST AMENDED JUNE 28, 2013

(EACH OF THE ABOVE IS A SERIES OF THE HARTFORD MUTUAL FUNDS, INC. AND, COLLECTIVELY, THE ABOVE ARE REFERRED TO HEREIN AS THE “FUNDS”)

Effective immediately, the above referenced Prospectuses and Summary Prospectuses for the Funds are revised as follows:

1.              The following information is added after the section titled “Statement of Additional Information (SAI)” on the back cover page of each Prospectus:

Net Asset Value.  The Fund’s net asset value is available on a daily basis on the Fund’s web site at www.hartfordfunds.com.

2.              The following replaces the second sentence of the paragraph on the front cover page of each Summary Prospectus:

You can find the Fund’s prospectus and other information about the Fund, including the Fund’s daily net asset value, online at www.hartfordfunds.com/prospectuses.html.

Effective immediately, the Prospectus and Summary Prospectus for The Hartford Global Alpha Fund are revised as follows:

1.              Under the heading “SUMMARY SECTION — PURCHASE AND SALE OF FUND SHARES” in the Prospectus and the heading “PURCHASE AND SALE OF FUND SHARES” in the Summary Prospectus, the last paragraph of the section is deleted and replaced with the following:

You may sell your shares of the Fund on those days when the New York Stock Exchange is open, typically Monday through Friday.  You may sell your shares on the web at www.hartfordfunds.com, by phone by calling 1-888-843-7824, by electronic funds transfer, or by wire.  In certain circumstances you will need to write to The Hartford Mutual Funds, P.O. Box 64387, St. Paul, MN 55164-0387 to request to sell your shares.  For overnight mail, please send the request to The Hartford Mutual Funds, 500 Bielenberg Drive, Suite 500, Woodbury, MN 55125-4459.

THIS SUPPLEMENT SHOULD BE RETAINED WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

HV-7182	October 2013